Janus Henderson VIT Research Portfolio

Schedule of Investments (unaudited)

September 30, 2023

Shares or Principal Amounts		Value
Common Stocks– 99.7%
Aerospace & Defense – 1.6%
General Dynamics Corp	17,116	$3,782,123
Howmet Aerospace Inc	100,464	4,646,460
		8,428,583
Air Freight & Logistics – 0.8%
United Parcel Service Inc	28,643	4,464,584
Automobiles – 1.1%
Rivian Automotive Inc - Class A*	116,409	2,826,411
Tesla Inc*	10,993	2,750,669
		5,577,080
Beverages – 2.2%
Constellation Brands Inc - Class A	23,577	5,925,607
Monster Beverage Corp	108,893	5,765,884
		11,691,491
Biotechnology – 2.6%
Amgen Inc	8,038	2,160,293
Argenx SE (ADR)*	2,065	1,015,216
Madrigal Pharmaceuticals Inc*	6,880	1,004,755
Sarepta Therapeutics Inc*	20,904	2,533,983
United Therapeutics Corp*	8,112	1,832,257
Vertex Pharmaceuticals Inc*	14,820	5,153,507
		13,700,011
Capital Markets – 1.4%
Ares Management Corp - Class A	1,589	163,460
Blackstone Group Inc	29,395	3,149,380
Charles Schwab Corp	39,841	2,187,271
LPL Financial Holdings Inc	8,670	2,060,426
		7,560,537
Chemicals – 0.9%
Sherwin-Williams Co	18,822	4,800,551
Diversified Financial Services – 5.2%
Apollo Global Management Inc	31,943	2,867,204
Global Payments Inc	9,577	1,105,090
Mastercard Inc	29,733	11,771,592
Visa Inc	50,732	11,668,867
		27,412,753
Energy Equipment & Services – 0.2%
Atlas Energy Solutions Inc - Class A#	52,183	1,160,028
Entertainment – 2.2%
Liberty Media Corp-Liberty Formula One - Class C*	3,656	117,358
Liberty Media Corp-Liberty Formula One - Series C*	91,940	5,727,862
Netflix Inc*	15,662	5,913,971
		11,759,191
Health Care Equipment & Supplies – 1.8%
Abbott Laboratories	22,563	2,185,227
Boston Scientific Corp*	31,686	1,673,021
DexCom Inc*	16,108	1,502,876
Edwards Lifesciences Corp*	35,294	2,445,168
Stryker Corp	5,965	1,630,056
		9,436,348
Health Care Providers & Services – 2.4%
HCA Healthcare Inc	6,592	1,621,500
UnitedHealth Group Inc	22,160	11,172,850
		12,794,350
Hotels, Restaurants & Leisure – 3.1%
Booking Holdings Inc*	2,935	9,051,393
Caesars Entertainment Inc*	26,666	1,235,969
Chipotle Mexican Grill Inc*	3,416	6,257,531
		16,544,893
Household Products – 1.8%
Procter & Gamble Co	66,816	9,745,782
Information Technology Services – 0.3%
Snowflake Inc - Class A*	8,972	1,370,652
Insurance – 0.9%
Aon PLC - Class A	3,212	1,041,395
Progressive Corp/The	27,751	3,865,714
		4,907,109
Interactive Media & Services – 10.6%
Alphabet Inc - Class C*	242,633	31,991,161

Shares or Principal Amounts		Value
Common Stocks– (continued)
Interactive Media & Services– (continued)
Meta Platforms Inc - Class A*	81,321	$24,413,377
		56,404,538
Life Sciences Tools & Services – 1.0%
Danaher Corp	5,428	1,346,687
Illumina Inc*	8,110	1,113,341
Thermo Fisher Scientific Inc	5,187	2,625,504
		5,085,532
Machinery – 2.2%
Deere & Co	20,535	7,749,498
Ingersoll Rand Inc	58,607	3,734,438
		11,483,936
Multiline Retail – 5.5%
Amazon.com Inc*	227,916	28,972,682
Oil, Gas & Consumable Fuels – 0.4%
EOG Resources Inc	15,425	1,955,273
Pharmaceuticals – 3.3%
AstraZeneca PLC (ADR)	30,135	2,040,742
Eli Lilly & Co	11,359	6,101,260
Merck & Co Inc	34,061	3,506,580
Novo Nordisk A/S (ADR)	23,984	2,181,105
Zoetis Inc	21,519	3,743,876
		17,573,563
Real Estate Management & Development – 0.7%
CoStar Group Inc*	45,578	3,504,492
Road & Rail – 1.9%
JB Hunt Transport Services Inc	17,080	3,219,922
TFI International Inc	31,149	3,999,843
Uber Technologies Inc*	67,442	3,101,658
		10,321,423
Semiconductor & Semiconductor Equipment – 12.8%
Advanced Micro Devices Inc*	65,833	6,768,949
ASML Holding NV	8,437	4,966,524
Broadcom Inc	3,269	2,715,166
KLA Corp	10,152	4,656,316
Lam Research Corp	12,326	7,725,567
Lattice Semiconductor Corp*	10,677	917,475
Marvell Technology Inc	21,244	1,149,938
NVIDIA Corp	77,096	33,535,989
ON Semiconductor Corp*	33,354	3,100,254
Texas Instruments Inc	13,385	2,128,349
		67,664,527
Software – 20.2%
Adobe Inc*	20,864	10,638,554
Atlassian Corp - Class A*	17,089	3,443,604
Cadence Design Systems Inc*	27,481	6,438,798
Microsoft Corp	197,016	62,207,802
Palo Alto Networks Inc*	23,775	5,573,811
ServiceNow Inc*	6,452	3,606,410
Synopsys Inc*	14,007	6,428,793
Tyler Technologies Inc*	3,868	1,493,590
Workday Inc - Class A*	33,447	7,186,088
		107,017,450
Specialty Retail – 2.9%
O'Reilly Automotive Inc*	8,004	7,274,516
TJX Cos Inc	93,074	8,272,417
		15,546,933
Technology Hardware, Storage & Peripherals – 7.1%
Apple Inc	219,130	37,517,247
Textiles, Apparel & Luxury Goods – 0.6%
Deckers Outdoor Corp*	6,557	3,370,888
Trading Companies & Distributors – 0.8%
Ferguson PLC	25,347	4,168,821
Wireless Telecommunication Services – 1.2%
T-Mobile US Inc*	45,569	6,381,939
Total Common Stocks (cost $299,139,341)		528,323,187
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº,£	663,601	663,601

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 10/2/23	$165,900	$165,900
Total Investments Purchased with Cash Collateral from Securities Lending (cost $829,501)		829,501
Total Investments (total cost $299,968,842) – 99.9%		529,152,688
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		623,079
Net Assets – 100%		$529,775,767

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$514,949,258	97.3%
Netherlands	4,966,524	0.9
Canada	3,999,843	0.8
Denmark	2,181,105	0.4
United Kingdom	2,040,742	0.4
Belgium	1,015,216	0.2

Total	$529,152,688	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	$7,270	$(42)	$-	$-
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	2,429∆	-	-	663,601
Total Affiliated Investments - 0.1%	$9,699	$(42)	$-	$663,601

	Value at 12/31/22	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	-	18,301,764	(18,301,722)	-
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	-	14,826,298	(14,162,697)	663,601

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

#	Loaned security; a portion of the security is on loan at September 30, 2023.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$528,323,187	$-	$-
Investments Purchased with Cash Collateral from Securities Lending	-	829,501	-
Total Assets	$528,323,187	$829,501	$-

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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